Segment Reporting (Details) - Schedule of Reconciliation From Reportable Segment Income - Reportable Segments [Member] - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Net revenues
Total revenue from reportable segments	$ 8,342,626	$ 4,734,580
Other revenues	232,667	427,118
Consolidated net revenues	8,575,293	5,161,698
Income or loss
Total operating loss for reportable segments	(1,531,842)	(6,453,071)
Other income for reportable segments	(1,605,145)	2,533,361
Total loss for reportable segments	(3,136,987)	(3,919,710)
Unallocated amounts:
Other corporate expense	(1,606,945)	(1,117,055)
Consolidated loss from continuing operations before income tax expense	$ (4,743,932)	$ (5,036,765)